CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net (loss) income	¥ 3,303,831	¥ (4,285,393)	¥ (1,266,118)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	74,741	(125,118)	(247,509)
Defined benefit plan, net of nil tax	(41)
Amounts reclassified from accumulated other comprehensive loss	(96,957)
Comprehensive (loss) income	3,281,574	(4,410,511)	(1,513,627)
Comprehensive income attributable to non-controlling interests	(1,076)	(5,575)	(5,092)
Comprehensive loss attributable to redeemable non-controlling interests	24,904		655
Comprehensive (loss) income attributable to GDS Holdings Limited shareholders	¥ 3,305,402	¥ (4,416,086)	¥ (1,518,064)